UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.

(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254

(Address of principal executive offices) (Zip code)

Ryan Jacob

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254

(Name and address of agent for service)

(424) 237-2164

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Jacob Internet Fund
Investor Class | JAMFX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$222	2.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and NASDAQ Composite Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the fiscal year, with technology-sector gains concentrated among semiconductors, artificial intelligence infrastructure and larger companies. Other areas of technology experienced greater volatility as investors reassessed which business models were positioned to benefit from artificial intelligence and which faced potential disruption. The conflict in the Middle East and the resulting increase in oil prices also raised concerns about inflation, economic growth and interest rates, contributing to shifts in investor risk appetite. The Fund declined as losses in several Internet and technology holdings outweighed gains from its strongest contributors. The Fund will continue to focus on companies positioned to benefit from long-term growth in artificial intelligence, cybersecurity, digital finance and modern data infrastructure.

Top Contributors
↑	Crowdstrike Holdings, Inc.
↑	Lightwave Logic, Inc.
↑	Confluent, Inc.

Top Detractors
↓	WM Technology, Inc.
↓	Flutter Entertainment PLC
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Internet Fund declined 21.28% for the fiscal period ended August 31, 2026. Market sentiment shifted sharply during the year as investors assessed the potential impact of artificial intelligence on technology business models. Geopolitical conflict and renewed risk aversion also contributed to broad selling. Conditions improved later in the period as investors became more discriminating about potential AI winners and losers, but the recovery did not offset the earlier weakness.
CrowdStrike Holdings, Inc. was the largest contributor, rising 140.09% during the period as revenue and subscription demand continued to grow. Lightwave Logic, Inc. advanced 61.61% on continued progress with its high-speed electro-optic modulator platform. Confluent, Inc. increased 51.96%, supported by IBM’s agreement to acquire the company for $31 per share in cash.
WM Technology, Inc. was the largest detractor, declining 68.55% during the period. Flutter Entertainment plc fell 65.47%, while Neighborhood Intelligence, Inc. decreased 62.07%. The magnitude of these declines more than offset the positive contributions from the Fund’s strongest holdings.
Jacob Internet Fund	PAGE 1	TSR-AR-469785604

Overall, a small number of strong gainers did not offset broader weakness across the portfolio, resulting in a negative return for the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-21.28	-10.51	8.82
S&P 500 TR	20.38	12.79	15.37
NASDAQ Composite Total Return Index	23.64	12.38	18.61
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$42,609,662
Number of Holdings	39
Net Advisory Fee	$603,260
Portfolio Turnover	55%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
MongoDB, Inc.	6.8%
OptimizeRx Corp.	6.4%
Snowflake, Inc.	5.9%
Cloudflare, Inc.	5.5%
Robinhood Markets, Inc.	5.4%
Coinbase Global, Inc.	5.1%
Braze, Inc.	5.0%
Circle Internet Group, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.3%
Reddit, Inc.	4.3%
Sector Breakdown (% of net assets)
Jacob Internet Fund	PAGE 2	TSR-AR-469785604

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Internet Fund	PAGE 3	TSR-AR-469785604

Jacob Small Cap Growth Fund
Investor Class | JSCGX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$265	2.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong earnings and artificial intelligence-related investment supported larger companies, while conflict in the Middle East pushed oil prices higher and increased concerns about inflation, economic growth and the direction of interest rates. These conditions created greater volatility for smaller, early-stage companies, particularly those with significant financing needs or longer development timelines. The Fund declined as losses in several holdings outweighed gains from companies benefiting from favorable clinical, regulatory and commercial developments. The Fund will continue to focus on innovative companies with strong growth potential, meaningful catalysts and opportunities for valuation expansion.

Top Contributors
↑	CareDx, Inc.
↑	Krystal Biotech, Inc.
↑	Beam Therapeutics, Inc.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund - Investor Class declined 11.06% for the fiscal period ended August 31, 2026. The Fund recorded several large biotechnology gains, but declines in smaller holdings and volatility in growth stocks outweighed them.
CareDx, Inc. was the largest contributor, rising 266.84% during the period as testing-services revenue and profitability improved. Krystal Biotech, Inc. advanced 143.3%, supported by VYJUVEK’s continued commercial growth. Beam Therapeutics Inc. increased 79.89% following encouraging updated clinical data for its BEAM-302 program.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after the company withdrew its full-year guidance amid patent uncertainty affecting its largest product. WM Technology, Inc. fell 68.55%, and Neighborhood Intelligence, Inc. decreased 67.3%. These declines had a significant effect on the Fund’s results.
Overall, sharp declines in several holdings and continued volatility among smaller growth companies outweighed the strong performance of the Fund’s top contributors, resulting in a negative return for the fiscal year.
Jacob Small Cap Growth Fund	PAGE 1	TSR-AR-469785109

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-11.06	-7.97	7.20
S&P 500 TR	20.38	12.79	15.37
Bloomberg US 2000 Growth Total Return Index	24.50	4.66	10.99
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$8,150,351
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	76%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.6%
OptimizeRx Corp.	6.6%
Braze, Inc.	5.0%
Circle Internet Group, Inc.	4.9%
Harrow, Inc.	4.9%
Celcuity, Inc.	4.7%
DraftKings, Inc.	4.4%
Nextdoor Holdings, Inc.	4.2%
Beam Therapeutics, Inc.	4.1%
Porch Group, Inc.	3.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
Jacob Small Cap Growth Fund	PAGE 2	TSR-AR-469785109

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 3	TSR-AR-469785109

Jacob Small Cap Growth Fund
Institutional Class | JSIGX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$238	2.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong earnings and artificial intelligence-related investment supported larger companies, while conflict in the Middle East pushed oil prices higher and increased concerns about inflation, economic growth and the direction of interest rates. These conditions created greater volatility for smaller, early-stage companies, particularly those with significant financing needs or longer development timelines. The Fund declined as losses in several holdings outweighed gains from companies benefiting from favorable clinical, regulatory and commercial developments. The Fund will continue to focus on innovative companies with strong growth potential, meaningful catalysts and opportunities for valuation expansion.

Top Contributors
↑	CareDx, Inc.
↑	Krystal Biotech, Inc.
↑	Beam Therapeutics, Inc.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund - Institutional Class declined 10.80% for the fiscal period ended August 31, 2026. The Fund recorded several large biotechnology gains, but declines in smaller holdings and volatility in growth stocks outweighed them.
CareDx, Inc. was the largest contributor, rising 266.84% during the period as testing-services revenue and profitability improved. Krystal Biotech, Inc. advanced 143.3%, supported by VYJUVEK’s continued commercial growth. Beam Therapeutics Inc. increased 79.89% following encouraging updated clinical data for its BEAM-302 program.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after the company withdrew its full-year guidance amid patent uncertainty affecting its largest product. WM Technology, Inc. fell 68.55%, and Neighborhood Intelligence, Inc. decreased 67.3%. These declines had a significant effect on the Fund’s results.
Overall, sharp declines in several holdings and continued volatility among smaller growth companies outweighed the strong performance of the Fund’s top contributors, resulting in a negative return for the fiscal year.
Jacob Small Cap Growth Fund	PAGE 1	TSR-AR-469785505

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-10.80	-7.71	7.49
S&P 500 TR	20.38	12.79	15.37
Bloomberg US 2000 Growth Total Return Index	24.50	4.66	10.99
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$8,150,351
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	76%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.6%
OptimizeRx Corp.	6.6%
Braze, Inc.	5.0%
Circle Internet Group, Inc.	4.9%
Harrow, Inc.	4.9%
Celcuity, Inc.	4.7%
DraftKings, Inc.	4.4%
Nextdoor Holdings, Inc.	4.2%
Beam Therapeutics, Inc.	4.1%
Porch Group, Inc.	3.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
Jacob Small Cap Growth Fund	PAGE 2	TSR-AR-469785505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 3	TSR-AR-469785505

Jacob Discovery Fund
Investor Class | JMCGX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$242	2.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong corporate earnings and investment related to artificial intelligence supported major market indexes, while conflict in the Middle East disrupted global energy supplies and caused oil prices to rise sharply. Higher energy costs contributed to renewed inflation and interest-rate concerns, creating additional volatility for smaller companies. Against this backdrop, the Fund generated a positive return as favorable regulatory, commercial and operating developments drove strong gains in several biotechnology and health care holdings. These gains offset the declines in certain smaller positions. The Fund will continue to focus on underfollowed companies with identifiable growth catalysts and the potential for meaningful valuation appreciation.

Top Contributors
↑	Omeros Corp.
↑	CareDx, Inc.
↑	Cerus Corp.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Discovery Fund - Investor Class gained 9.78% for the fiscal period ended August 31, 2026. Although volatile market conditions weighed on many smaller growth companies during the year, strong gains in several biotechnology holdings allowed the Fund to finish with a positive return.
Omeros Corporation was the largest contributor, rising 351.68% during the period following FDA approval and the initial commercial launch of YARTEMLEA. CareDx, Inc. advanced 266.84%, supported by strong growth in testing services and improved profitability. Cerus Corporation increased 101.53% as product revenue grew and the company raised the lower end of its 2026 product revenue guidance.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after patent uncertainty affecting its largest product led the company to withdraw its full-year guidance. WM Technology, Inc. fell 68.55%, while Neighborhood Intelligence, Inc. decreased 62.07%. The declines in these smaller positions weighed on performance.
Jacob Discovery Fund	PAGE 1	TSR-AR-469785406

Overall, the magnitude of the gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	9.78	-5.53	11.68
S&P 500 TR	20.38	12.79	15.37
Bloomberg US Micro Cap Total Return Index	20.54	-0.36	9.08
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$14,476,212
Number of Holdings	49
Net Advisory Fee	$47,584
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.8%
Usio, Inc.	7.3%
OptimizeRx Corp.	4.9%
Celcuity, Inc.	3.4%
Porch Group, Inc.	3.4%
Solitario Resources Corp.	3.2%
Harrow, Inc.	3.1%
Nextdoor Holdings, Inc.	3.0%
Cerus Corp.	3.0%
Western Copper & Gold Corp.	2.6%
Sector Breakdown (% of net assets)
Jacob Discovery Fund	PAGE 2	TSR-AR-469785406

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 3	TSR-AR-469785406

Jacob Discovery Fund
Institutional Class | JMIGX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$211	2.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong corporate earnings and investment related to artificial intelligence supported major market indexes, while conflict in the Middle East disrupted global energy supplies and caused oil prices to rise sharply. Higher energy costs contributed to renewed inflation and interest-rate concerns, creating additional volatility for smaller companies. Against this backdrop, the Fund generated a positive return as favorable regulatory, commercial and operating developments drove strong gains in several biotechnology and health care holdings. These gains offset the declines in certain smaller positions. The Fund will continue to focus on underfollowed companies with identifiable growth catalysts and the potential for meaningful valuation appreciation.

Top Contributors
↑	Omeros Corp.
↑	CareDx, Inc.
↑	Cerus Corp.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Discovery Fund - Institutional Class gained 10.11% for the fiscal period ended August 31, 2026. Although volatile market conditions weighed on many smaller growth companies during the year, strong gains in several biotechnology holdings allowed the Fund to finish with a positive return.
Omeros Corporation was the largest contributor, rising 351.68% during the period following FDA approval and the initial commercial launch of YARTEMLEA. CareDx, Inc. advanced 266.84%, supported by strong growth in testing services and improved profitability. Cerus Corporation increased 101.53% as product revenue grew and the company raised the lower end of its 2026 product revenue guidance.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after patent uncertainty affecting its largest product led the company to withdraw its full-year guidance. WM Technology, Inc. fell 68.55%, while Neighborhood Intelligence, Inc. decreased 62.07%. The declines in these smaller positions weighed on performance.
Jacob Discovery Fund	PAGE 1	TSR-AR-469785307

Overall, the magnitude of the gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	10.11	-5.25	11.97
S&P 500 TR	20.38	12.79	15.37
Bloomberg US Micro Cap Total Return Index	20.54	-0.36	9.08
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$14,476,212
Number of Holdings	49
Net Advisory Fee	$47,584
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.8%
Usio, Inc.	7.3%
OptimizeRx Corp.	4.9%
Celcuity, Inc.	3.4%
Porch Group, Inc.	3.4%
Solitario Resources Corp.	3.2%
Harrow, Inc.	3.1%
Nextdoor Holdings, Inc.	3.0%
Cerus Corp.	3.0%
Western Copper & Gold Corp.	2.6%
Sector Breakdown (% of net assets)
Jacob Discovery Fund	PAGE 2	TSR-AR-469785307

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 3	TSR-AR-469785307

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant has posted its code of ethics on its Internet website: https://jacobam.com/resources/reports/index.html

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. William B. Fell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$41,400	$40,800
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$9,000	$7,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: William B. Fell, Christopher V. Hajinian and Jeffrey I. Schwarzschild.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JACOB FUNDS INC.
Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Discovery Fund
Financial Statements
August 31, 2026

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS - 100.0%
Arrangement of Transportation of Freight & Cargo - 1.9%
Freightos Ltd.(a)	639,654	$818,757
Business Services - 17.9%
Coinbase Global, Inc. - Class A(a)	11,600	2,182,192
comScore, Inc.(a)	148,324	778,701
Grab Holdings Ltd. - Class A(a)	348,000	1,231,920
OptimizeRx Corp.(a)	344,102	2,745,934
Zhihu, Inc. - ADR(a)	255,000	703,800
		7,642,547
Catalog & Mail-Order Houses - 1.0%
Neighborhood Intelligence, Inc.(a)	108,000	424,440
Communications Equipment - 2.6%
Powerfleet, Inc.(a)	370,418	1,111,254
Computer Peripheral Equipment - 0.2%
Identiv, Inc.(a)	35,726	100,390
Computer Processing & Data Preparation - 14.3%
Doximity, Inc. - Class A(a)	49,800	1,330,158
HUYA, Inc. - ADR	203,000	434,420
Nextdoor Holdings, Inc.(a)	800,100	1,800,225
Reddit, Inc. - Class A(a)	12,400	1,832,844
ReposiTrak, Inc.(b)	89,000	712,890
		6,110,537
Computer Programming, Data Processing, Etc. - 18.1%
Braze, Inc. - Class A(a)	62,500	2,127,500
Cloudflare, Inc. - Class A(a)	7,700	2,349,347
MongoDB, Inc.(a)	6,427	2,913,809
Snap, Inc. - Class A(a)	58,100	322,455
		7,713,111
Finance Services - 9.6%
Block, Inc.(a)	3,100	254,262
Circle Internet Group, Inc.(a)	21,200	2,025,660
NU Holdings Ltd. - Class A(a)	14,000	203,700
Securitize Corp.(a)(b)	210,500	1,359,830
SoFi Technologies, Inc.(a)	13,800	246,744
		4,090,196
Miscellaneous Amusement & Recreation - 5.0%
DraftKings, Inc. - Class A(a)	75,433	1,832,267
Inspired Entertainment, Inc.(a)	46,843	273,095
		2,105,362
Miscellaneous Plastics Products - 1.3%
Lightwave Logic, Inc.(a)	98,000	532,140

	Shares	Value
Mortgage Bankers & Loan Correspondents - 0.8%
Rocket Cos., Inc. - Class A(a)	24,700	$331,227
Personal Services - 1.8%
WM Technology, Inc.(a)	2,009,662	783,769
Prepackaged Software - 15.7%
Crowdstrike Holdings, Inc. - Class A(a)	8,000	1,848,000
Robinhood Markets, Inc. - Class A(a)	22,000	2,305,820
Snowflake, Inc.(a)	7,600	2,518,868
		6,672,688
Radio & TV Broadcasting & Communications Equipment - 1.2%
Energous Corp.(a)(b)	46,000	509,680
Real Estate - 7.2%
Porch Group, Inc.(a)	98,000	1,665,020
Zillow Group, Inc. - Class C(a)	40,075	1,401,022
		3,066,042
Semiconductors & Related Devices - 1.4%
Atomera, Inc.(a)(b)	72,000	299,520
Impinj, Inc.(a)	1,720	299,830
		599,350
TOTAL COMMON STOCKS (Cost $37,037,786)		42,611,490
	Contracts
WARRANTS - 0.0%(c)
Catalog & Mail-Order Houses - 0.0%(c)
Neighborhood Intelligence, Inc., Expires 10/07/2026, Exercise Price $15.50(a)	8,700	5,433
TOTAL WARRANTS (Cost $0)		5,433
	Shares
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
First American Government Obligations Fund - Class X, 3.59%(d)	2,655,717	2,655,717
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,655,717)		2,655,717

The accompanying notes are an integral part of these financial statements.

1

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.59%(d)	98,617	$98,617
TOTAL MONEY MARKET FUNDS (Cost $98,617)		98,617
TOTAL INVESTMENTS - 106.5% (Cost $39,792,120)		$45,371,257
Liabilities in Excess of Other Assets - (6.5)%		(2,761,595)
TOTAL NET ASSETS - 100.0%		$42,609,662

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $2,568,856.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS - 98.1%
Biological Products (No Diagnostic Substances) - 11.7%
Beam Therapeutics, Inc.(a)	11,400	$335,502
CRISPR Therapeutics AG(a)	4,600	262,108
Krystal Biotech, Inc.(a)	300	107,808
Vir Biotechnology, Inc.(a)	23,000	251,620
		957,038
Business Services - 11.3%
Grab Holdings Ltd. - Class A(a)	69,000	244,260
OptimizeRx Corp.(a)	66,935	534,141
Zhihu, Inc. - ADR(a)	51,000	140,760
		919,161
Catalog & Mail-Order Houses - 1.0%
Neighborhood Intelligence, Inc.(a)	21,000	82,530
Communications Equipment - 2.6%
Powerfleet, Inc.(a)	71,800	215,400
Computer Peripheral Equipment - 0.2%
Identiv, Inc.(a)	6,500	18,265
Computer Processing & Data Preparation - 8.4%
Doximity, Inc. - Class A(a)	9,500	253,745
HUYA, Inc. - ADR	41,000	87,740
Nextdoor Holdings, Inc.(a)	153,900	346,275
		687,760
Computer Programming, Data Processing, Etc. - 5.8%
Braze, Inc. - Class A(a)	11,913	405,519
Snap, Inc. - Class A(a)	11,800	65,490
		471,009
Finance Services - 8.2%
Circle Internet Group, Inc.(a)	4,200	401,310
Securitize Corp.(a)(b)	40,700	262,922
		664,232
Industrial Organic Chemicals - 2.9%
Codexis, Inc.(a)	138,046	234,678
Medical Laboratories - 8.0%
CareDx, Inc.(a)	5,317	266,435
Celcuity, Inc.(a)	4,300	382,958
		649,393
Miscellaneous Amusement & Recreation - 4.4%
DraftKings, Inc. - Class A(a)	14,600	354,634
Miscellaneous Plastics Products - 1.3%
Lightwave Logic, Inc.(a)	20,000	108,600
Personal Services - 2.0%
WM Technology, Inc.(a)	412,581	160,907

	Shares	Value
Pharmaceutical Preparations - 18.4%
DiaMedica Therapeutics, Inc.(a)	35,000	$222,250
Harrow, Inc.(a)	10,714	395,453
Heron Therapeutics, Inc.(a)(b)	237,097	75,397
Ideaya Biosciences, Inc.(a)(b)	4,649	186,425
Omeros Corp.(a)(b)	33,000	620,070
		1,499,595
Real Estate - 7.4%
Porch Group, Inc.(a)	18,889	320,924
Zillow Group, Inc. - Class C(a)	8,000	279,680
		600,604
Semiconductors & Related Devices - 0.7%
Impinj, Inc.(a)	334	58,223
Surgical & Medical Instruments & Apparatus - 3.8%
Alphatec Holdings, Inc.(a)	30,663	287,312
Tela Bio, Inc.(a)	33,600	24,797
		312,109
TOTAL COMMON STOCKS (Cost $7,198,748)		7,994,138
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.6%
First American Government Obligations Fund - Class X, 3.59%(c)	1,022,361	1,022,361
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,022,361)		1,022,361
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 3.59%(c)	182,084	182,084
TOTAL MONEY MARKET FUNDS (Cost $182,084)		182,084
TOTAL INVESTMENTS - 112.9% (Cost $8,403,193)		$9,198,583
Liabilities in Excess of Other Assets - (12.9)%		(1,048,232)
TOTAL NET ASSETS - 100.0%		$8,150,351

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $950,690.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Advertising - 1.9%
IZEA Worldwide, Inc.(a)	88,650	$269,496
Allied to Motion Picture Distribution - 1.0%
Blue Ant Media Corp.(a)	35,259	149,843
Arrangement of Transportation of Freight & Cargo - 2.5%
Freightos Ltd.(a)	286,000	366,080
Biological Products (No Diagnostic Substances) - 5.2%
Cabaletta Bio, Inc.(a)	68,000	211,480
Precision BioSciences, Inc.(a)	48,089	367,400
Prime Medicine, Inc.(a)	50,000	179,500
		758,380
Business Services - 9.3%
comScore, Inc.(a)	54,305	285,101
OptimizeRx Corp.(a)	89,154	711,449
Zhihu, Inc. - ADR(a)	127,366	351,530
		1,348,080
Catalog & Mail-Order Houses - 1.2%
Neighborhood Intelligence, Inc.(a)	45,000	176,850
Communications Equipment - 2.6%
Powerfleet, Inc.(a)	126,121	378,363
Computer Peripheral Equipment - 0.4%
Identiv, Inc.(a)	21,555	60,570
Computer Processing & Data Preparation - 7.3%
DouYu International Holdings Ltd. - ADR(a)	25,000	107,500
HUYA, Inc. - ADR	76,000	162,640
Nextdoor Holdings, Inc.(a)	196,000	441,000
ReposiTrak, Inc.(b)	42,512	340,521
		1,051,661
Consumer Credit Reporting, Collection Agencies - 1.0%
CreditRiskMonitor.com, Inc.(a)	66,200	140,675
Finance Services - 2.0%
Securitize Corp.(a)(b)	45,000	290,700
Functions Related to Depository Banking - 7.3%
Usio, Inc.(a)	380,100	1,056,678
Gold and Silver Ores - 3.2%
Solitario Resources Corp.(a)	601,306	470,221

	Shares	Value
Help Supply Services - 2.0%
Star Equity Holdings, Inc.(a)	27,304	$292,153
Industrial Organic Chemicals - 2.0%
Codexis, Inc.(a)	166,875	283,687
Medical Laboratories - 5.5%
CareDx, Inc.(a)	6,100	305,671
Celcuity, Inc.(a)	5,509	490,632
		796,303
Metal Mining - 2.6%
Western Copper & Gold Corp.(a)	151,950	381,395
Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.3%
Azimut Exploration, Inc.(a)	452,480	186,852
Miscellaneous Amusement & Recreation - 1.1%
Inspired Entertainment, Inc.(a)	26,836	156,454
Miscellaneous Plastics Products - 1.9%
Lightwave Logic, Inc.(a)	50,000	271,500
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.0%
Inogen, Inc.(a)	55,000	295,350
Patent Owners & Lessors - 2.4%
Immersion Corp.	45,182	342,480
Personal Services - 1.6%
WM Technology, Inc.(a)	611,788	238,597
Pharmaceutical Preparations - 21.2%
Arcturus Therapeutics Holdings, Inc.(a)	25,370	374,461
Cartesian Therapeutics, Inc.(a)(b)	23,500	218,080
DiaMedica Therapeutics, Inc.(a)	52,730	334,836
Harrow, Inc.(a)	12,247	452,037
Heron Therapeutics, Inc.(a)	161,960	51,503
Ideaya Biosciences, Inc.(a)	8,335	334,233
Kyverna Therapeutics, Inc.(a)	20,000	169,500
Omeros Corp.(a)(b)	60,200	1,131,158
		3,065,808
Radio & TV Broadcasting & Communications Equipment - 1.5%
Energous Corp.(a)(b)	19,500	216,060
Real Estate - 3.4%
Porch Group, Inc.(a)	28,550	485,064
Semiconductors & Related Devices - 1.0%
Atomera, Inc.(a)(b)	35,000	145,600

The accompanying notes are an integral part of these financial statements.

4

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Surgical & Medical Instruments & Apparatus - 5.2%
Alphatec Holdings, Inc.(a)	31,200	$292,344
Cerus Corp.(a)	163,000	430,320
Tela Bio, Inc.(a)	35,175	25,959
		748,623
TOTAL COMMON STOCKS (Cost $13,767,240)		14,423,523
PREFERRED STOCKS - 0.1%
Advertising Agencies - 0.1%
SRAX, Inc., 0.00%(c)	368,541	8,808
TOTAL PREFERRED STOCKS (Cost $18,017)		8,808
	Contracts
WARRANTS - 0.0%(d)
Catalog & Mail-Order Houses - 0.0%(d)
Neighborhood Intelligence, Inc., Expires 10/07/2026, Exercise Price $15.50(a)	2,300	1,437
TOTAL WARRANTS (Cost $0)		1,437
	Shares
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.8%
First American Government Obligations Fund - Class X, 3.59%(e)	1,133,848	1,133,848
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,133,848)		1,133,848
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.59%(e)	70,075	70,075
TOTAL MONEY MARKET FUNDS (Cost $70,075)		70,075
TOTAL INVESTMENTS - 108.0% (Cost $14,989,180)		$15,637,691
Liabilities in Excess of Other Assets - (8.0)%		(1,161,479)
TOTAL NET ASSETS - 100.0%		$14,476,212

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $1,095,429.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,808 or 0.1% of net assets as of August 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
ASSETS:
Investments, at value	$45,371,257	$ 9,198,583	$15,637,691
Receivable for investments sold	22,325	9,731	16,442
Security lending income receivable	7,554	1,380	2,153
Dividends receivable	795	519	539
Receivable for fund shares sold	3,632	141	125
Prepaid expenses and other assets	16,167	11,606	13,281
Total assets	45,421,730	9,221,960	15,670,231
LIABILITIES:
Payable upon return of securities loaned	2,655,717	1,022,361	1,133,848
Payable for distribution and shareholder servicing fees	8,899	737	1,239
Payable for fund shares redeemed	11,362	—	1
Payable to Adviser	42,530	—	—
Payable for expenses and other liabilities	93,560	48,511	58,931
Total liabilities	2,812,068	1,071,609	1,194,019
NET ASSETS	$42,609,662	$ 8,150,351	$14,476,212
Net Assets Consist of:
Paid-in capital	$ 42,612,736	$ 7,659,960	$38,520,268
Total distributable earnings/(accumulated losses)	(3,074)	490,391	(24,044,056)
Total net assets	$42,609,662	$ 8,150,351	$14,476,212
Institutional Class
Net assets	$—	$ 4,637,455	$8,733,983
Shares issued and outstanding(1)	—	185,327	255,814
Net asset value per share(2)	$—	$25.02	$34.14
Investor Class
Net assets	$ 42,609,662	$ 3,512,896	$5,742,229
Shares issued and outstanding(1)	7,355,959	147,038	188,468
Net asset value per share(2)	$5.79	$23.89	$30.47
Cost:
Investments, at cost	$ 39,792,120	$ 8,403,193	$14,989,180
Loaned Securities:
at value (included in investments)	$2,568,856	$950,690	$1,095,429

(1)	20 billion shares of $0.001 par value authorized for the Trust.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.
The accompanying notes are an integral part of these financial statements.

6

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
INVESTMENT INCOME:
Dividend income	$57,568	$12,051	$46,215
Less: issuance fees	—	(250)	(240)
Less: dividend withholding taxes	(1,429)	—	(380)
Securities lending income	46,269	6,054	15,883
Total investment income	102,408	17,855	61,478
EXPENSES:
Investment advisory fee	603,260	77,751	178,168
Fund administration and accounting fees	113,969	92,374	94,755
Transfer agent fees	131,283	54,746	57,680
Distribution and shareholder servicing expenses-Investor Class (See note 7)	120,652	10,148	17,063
Federal and state registration fees	25,132	35,758	33,961
Legal fees	73,309	15,441	32,828
Trustees’ fees	62,264	13,078	22,821
Audit fees	16,100	16,100	16,099
Reports to shareholders	22,486	5,790	8,466
Custodian fees	7,529	6,890	6,826
Other expenses and fees	21,025	6,135	8,352
Total expenses	1,197,009	334,211	477,019
Fee waiver from Adviser (See Note 6)	—	(77,751)	(130,584)
Net expenses	1,197,009	256,460	346,435
Net investment loss	(1,094,601)	(238,605)	(284,957)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,305,465)	1,336,689	346,464
Foreign currency transactions	—	—	(115)
Net realized gain (loss)	(1,305,465)	1,336,689	346,349
Net change in unrealized appreciation (depreciation) on:
Investments	(10,550,202)	(2,270,726)	1,480,343
Net change in unrealized appreciation (depreciation)	(10,550,202)	(2,270,726)	1,480,343
Net realized and unrealized gain (loss)	(11,855,667)	(934,037)	1,826,692
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (12,950,268)	$ (1,172,642)	$ 1,541,735

The accompanying notes are an integral part of these financial statements.

7

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$(1,094,601)	$(763,899)
Net realized gain (loss)	(1,305,465)	11,640,542
Net change in unrealized appreciation (depreciation)	(10,550,202)	13,661,741
Net increase (decrease) in net assets from operations	(12,950,268)	24,538,384
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Investor Class	(1,290,848)	—
Total distributions to shareholders	(1,290,848)	—
CAPITAL TRANSACTIONS:
Shares sold - Investor Class	3,833,598	10,795,538
Shares issued from reinvestment of distributions - Investor Class	1,237,879	—
Shares redeemed - Investor Class	(12,666,383)	(15,489,840)
Redemption fees - Investor Class	23,014	62,729
Net increase (decrease) in net assets from capital transactions	(7,571,892)	(4,631,573)
Net increase (decrease) in net assets	(21,813,008)	19,906,811
NET ASSETS:
Beginning of the year	64,422,670	44,515,859
End of the year	$42,609,662	$64,422,670
SHARES TRANSACTIONS
Shares sold - Investor Class	661,817	1,762,930
Shares issued from reinvestment of distributions - Investor Class	183,390	—
Shares redeemed - Investor Class	(2,042,641)	(2,717,474)
Total increase (decrease) in shares outstanding	(1,197,434)	(954,544)

The accompanying notes are an integral part of these financial statements.

8

JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$(238,605)	$(191,203)
Net realized gain (loss)	1,336,689	780,280
Net change in unrealized appreciation (depreciation)	(2,270,726)	2,406,428
Net increase (decrease) in net assets from operations	(1,172,642)	2,995,505
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	1,818,132	651,559
Shares redeemed - Institutional Class	(2,645,073)	(586,535)
Redemption fees - Institutional Class	4,794	1,982
Shares sold - Investor Class	2,442,597	704,669
Shares redeemed - Investor Class	(2,372,270)	(702,346)
Redemption fees - Investor Class	3,370	1,282
Net increase (decrease) in net assets from capital transactions	(748,450)	70,611
Net increase (decrease) in net assets	(1,921,092)	3,066,116
NET ASSETS:
Beginning of the year	10,071,443	7,005,327
End of the year	$8,150,351	$ 10,071,443
SHARES TRANSACTIONS
Shares sold - Institutional Class	63,489	28,520
Shares redeemed - Institutional Class	(95,233)	(28,702)
Shares sold - Investor Class	90,322	30,531
Shares redeemed - Investor Class	(91,542)	(33,150)
Total increase (decrease) in shares outstanding	(32,964)	(2,801)

The accompanying notes are an integral part of these financial statements.

9

JACOB DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$(284,957)	$(15,061)
Net realized gain (loss)	346,349	(560,845)
Net change in unrealized appreciation (depreciation)	1,480,343	4,006,509
Net increase (decrease) in net assets from operations	1,541,735	3,430,603
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(50,195)	—
From earnings - Investor Class	(32,188)	—
Total distributions to shareholders	(82,383)	—
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	692,054	482,670
Shares issued from reinvestment of distributions - Institutional Class	48,872	—
Shares redeemed - Institutional Class	(2,084,644)	(1,449,007)
Redemption fees - Institutional Class	1,103	15
Shares sold - Investor Class	782,154	406,364
Shares issued from reinvestment of distributions - Investor Class	28,996	—
Shares redeemed - Investor Class	(2,621,152)	(2,362,368)
Redemption fees - Investor Class	840	12
Net increase (decrease) in net assets from capital transactions	(3,151,777)	(2,922,314)
Net increase (decrease) in net assets	(1,692,425)	508,289
NET ASSETS:
Beginning of the year	16,168,637	15,660,348
End of the year	$ 14,476,212	$ 16,168,637
SHARES TRANSACTIONS
Shares sold - Institutional Class	19,812	17,507
Shares issued from reinvestment of distributions - Institutional Class	1,371	—
Shares redeemed - Institutional Class	(62,795)	(58,719)
Shares sold - Investor Class	26,316	16,212
Shares issued from reinvestment of distributions - Investor Class	910	—
Shares redeemed - Investor Class	(86,316)	(102,566)
Total increase (decrease) in shares outstanding	(100,702)	(127,566)

The accompanying notes are an integral part of these financial statements.

10

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
Investor Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$7.53	$4.68	$4.30	$4.84	$10.63
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.14)	(0.08)	(0.09)	(0.09)	(0.16)
Net realized and unrealized gain (loss) on investments(b)	(1.44)	2.92	0.47	(0.45)	(5.34)
Total from investment operations	(1.58)	2.84	0.38	(0.54)	(5.50)
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.16)	—	—	—	(0.29)
Total distributions	(0.16)	—	—	—	(0.29)
Redemption fee per share	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$5.79	$7.53	$4.68	$4.30	$4.84
Total return	−21.28%	60.90%	8.84%	−11.16%	−53.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$42,610	$64,423	$44,516	$49,535	$63,096
Ratio of expenses to average net assets:
Before expense waiver/recoupment	2.48%	2.39%	2.58%	2.54%	2.12%
After expense waiver/recoupment	2.48%	2.38%	2.48%	2.44%	2.02%
Ratio of net investment income (loss) to average net assets	(2.27)%	(1.45)%	(1.88)%	(2.08)%	(2.01)%
Portfolio turnover rate	55%	58%	42%	45%	42%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

11

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$28.05	$19.35	$16.71	$17.29	$43.52
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.62)	(0.52)	(0.46)	(0.41)	(0.52)
Net realized and unrealized gain (loss) on investments(b)	(2.43)	9.21	3.10	(0.17)	(20.09)
Total from investment operations	(3.05)	8.69	2.64	(0.58)	(20.61)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(5.62)
Total distributions	—	—	—	—	(5.62)
Redemption fee per share	0.02	0.01	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$25.02	$28.05	$19.35	$16.71	$17.29
Total return	−10.80%	45.01%	15.80%	−3.35%	−53.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,637	$6,090	$4,204	$4,261	$5,057
Ratio of expenses to average net assets:
Before expense waiver/recoupment	3.32%	3.76%	3.92%	3.63%	2.46%
After expense waiver/recoupment	2.52%	2.96%	3.12%	2.83%	1.95%
Ratio of net investment income (loss) to average net assets	(2.33)%	(2.43)%	(2.65)%	(2.43)%	(1.86)%
Portfolio turnover rate	76%	58%	54%	64%	45%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

12

JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Investor Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$26.86	$18.57	$16.08	$16.68	$42.33
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.66)	(0.55)	(0.48)	(0.44)	(0.61)
Net realized and unrealized gain (loss) on investments(b)	(2.33)	8.83	2.97	(0.16)	(19.42)
Total from investment operations	(2.99)	8.28	2.49	(0.60)	(20.03)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(5.62)
Total distributions	—	—	—	—	(5.62)
Redemption fee per share	0.02	0.01	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$23.89	$26.86	$18.57	$16.08	$16.68
Total return	−11.06%	44.64%	15.49%	−3.60%	−53.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,513	$3,982	$2,802	$2,987	$3,488
Ratio of expenses to average net assets:
Before expense waiver/recoupment	3.61%	4.02%	4.26%	3.88%	2.70%
After expense waiver/recoupment	2.81%	3.22%	3.36%	3.08%	2.25%
Ratio of net investment income (loss) to average net assets	(2.63)%	(2.68)%	(2.88)%	(2.67)%	(2.17)%
Portfolio turnover rate	76%	58%	54%	64%	45%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

13

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$31.16	$24.54	$23.06	$24.48	$45.90
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.55)	(0.00)(b)	(0.16)	(0.40)	(0.61)
Net realized and unrealized gain (loss) on investments(c)	3.71	6.62	1.64	(1.02)	(19.91)
Total from investment operations	3.16	6.62	1.48	(1.42)	(20.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	—	—	—	(0.18)
Net realized gains	—	—	—	—	(0.73)
Total distributions	(0.18)	—	—	—	(0.91)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.01
Net asset value, end of year	$34.14	$31.16	$24.54	$23.06	$24.48
Total return	10.11%	26.98%	6.42%	−5.80%	−45.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$8,734	$9,269	$8,310	$10,013	$13,274
Ratio of expenses to average net assets:
Before expense waiver/recoupment	2.85%	2.89%	2.68%	2.30%	1.80%
After expense waiver/recoupment	2.01%	2.00%	2.00%	2.00%	1.80%
Ratio of net investment income (loss) to average net assets	(1.63)%	0.01%	(0.71)%	(1.67)%	(1.80)%
Portfolio turnover rate	49%	26%	20%	16%	23%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

14

JACOB DISCOVERY FUND
FINANCIAL HIGHLIGHTS
Investor Class

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$27.87	$22.01	$20.75	$22.09	$41.51
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.58)	(0.06)	(0.24)	(0.43)	(0.64)
Net realized and unrealized gain (loss) on investments(b)	3.31	5.92	1.50	(0.91)	(17.99)
Total from investment operations	2.73	5.86	1.26	(1.34)	(18.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	—	—	—	(0.07)
Net realized gains	—	—	—	—	(0.73)
Total distributions	(0.13)	—	—	—	(0.80)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Net asset value, end of year	$30.47	$27.87	$22.01	$20.75	$22.09
Total return	9.78%	26.62%	6.07%	−6.07%	−45.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,742	$6,900	$7,350	$12,270	$21,897
Ratio of expenses to average net assets:
Before expense waiver/recoupment	3.08%	3.14%	3.03%	2.54%	2.11%
After expense waiver/recoupment	2.31%	2.30%	2.30%	2.30%	2.01%
Ratio of net investment income (loss) to average net assets	(1.93)%	(0.24)%	(1.17)%	(1.98)%	(2.01)%
Portfolio turnover rate	49%	26%	20%	16%	23%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

15

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026
NOTE 1 – DESCRIPTION OF ORGANIZATION
Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three diversified series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”), and the Jacob Discovery Fund (the “Discovery Fund”), each a “Fund” and collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of each of the Small Cap Growth Fund and Discovery Fund is long-term growth of capital.
The Investor Class shares of the Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. Effective December 31, 2020, the name of the Jacob Micro Cap Growth Fund was changed to the Jacob Discovery Fund. The Discovery Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Discovery Fund is the successor fund to the Predecessor Micro Cap Growth Fund).
The Small Cap Growth Fund and Discovery Fund currently offer Investor Class and Institutional Class shares. The Internet Fund currently offers one class of shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
(a)
Investment Valuation. Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded.

The Board of Directors (the “Board”) has approved valuation procedures for the Funds (the “Valuation Procedures”), which are used for determining the fair value of any Fund investments for which market quotations are not readily available. The valuation of the Funds’ investments is performed in accordance with the principles of Rule 2a-5 under the 1940 Act, and FASB ASC Topic 820, Fair Value Measurement. The Board has designated Jacob Asset Management of New York LLC (the “Adviser”) as the valuation designee of the Funds. As valuation designee, the Adviser performs fair value determinations relating to Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. Fair

16

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
valuations may be used when market quotations are not readily available or are determined to be unreliable. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security may differ materially from the value that could be realized upon the sale of such security.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Internet Fund’s investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$42,611,490	$—	$—	$42,611,490
Warrants	5,433	—	—	5,433
Investments Purchased with Proceeds from Securities Lending	2,655,717	—	—	2,655,717
Money Market Funds	98,617	—	—	98,617
Total Investments	$45,371,257	$—	$—	$45,371,257

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,994,138	$—	$—	$7,994,138
Investments Purchased with Proceeds from Securities Lending	1,022,361	—	—	1,022,361
Money Market Funds	182,084	—	—	182,084
Total Investments	$9,198,583	$—	$—	$9,198,583

17

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
The following is a summary of the inputs used to value the Discovery Fund’s investments as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,282,848	$140,675	$—	$14,423,523
Preferred Stocks	—	—	8,808	8,808
Warrants	1,437	—	—	1,437
Investments Purchased with Proceeds from Securities Lending	1,133,848	—	—	1,133,848
Money Market Funds	70,075	—	—	70,075
Total Investments	$15,488,208	$140,675	$8,808	$15,637,691

(b)
Investment Transactions and Investment Income. Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis.

(c)
Expenses. Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets. Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets. Expenses are recorded on an accrual basis.

(d)
Foreign Currency Transactions. The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
(e)
Distributions to Shareholders. The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(f)
Federal Income Taxes. The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2026. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2026. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2026, open federal tax years include the tax years ended August 31, 2022 through August 31, 2025.

18

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
(g)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(h)
Contingencies and Commitments. The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation generally expects the risk of loss to be remote.

(i)
Segment Reporting. Management evaluated the impact of adopting Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

NOTE 3 – CAPITAL SHARE TRANSACTIONS
A 2% redemption fee is assessed on any shares of the Internet, Small Cap Growth and Discovery Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.
From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at
August 31, 2026:

Fund	Number of shareholders owning greater than 10% of outstanding Fund shares
Internet Fund Investor Class	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	3
Discovery Fund Institutional Class	1
Discovery Fund Investor Class	2

NOTE 4 – INVESTMENT TRANSACTIONS
During the fiscal year ended August 31, 2026, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$26,756,796	$36,697,531
Small Cap Growth Fund	7,330,356	8,275,602
Discovery Fund	7,579,726	10,217,549

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the fiscal year ended August 31, 2026.

19

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
NOTE 5 – TAX INFORMATION
At August 31, 2026, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund
Cost of Investments	$41,612,017	$8,822,151	$15,901,458
Gross unrealized appreciation	13,290,973	2,384,833	4,441,242
Gross unrealized depreciation	(9,531,734)	(2,008,401)	(4,705,009)
Net unrealized appreciation (depreciation)	3,759,239	376,432	(263,767)
Undistributed ordinary income	—	113,959	10,093
Undistributed long-term capital gains	—	—	—
Total distributable earnings	—	113,959	10,093
Other accumulated losses	(3,762,313)	—	(23,790,382)
Total accumulated earnings (losses)	$(3,074)	$490,391	$(24,044,056)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and tax adjustments on Passive Foreign Investment Companies (“PFICs”). To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryover. At August 31, 2026, the Funds had the following capital loss carryovers and capital loss utilized:

	Capital Loss Carryover		Capital Loss Utilized
	Short Term	Long Term	Short Term	Long Term
Jacob Internet Fund	$—	$—	$—	$—
Jacob Small Cap Growth Fund	—	—	—	733,211
Jacob Discovery Fund	2,866,703	20,923,679	—	—

For the fiscal year ended August 31, 2026, the following Funds deferred, on a tax basis, post-October losses in the following amounts:

Internet Fund	Small Cap Growth Fund	Discovery Fund
$2,748,099	$ —	$ —

For the fiscal year ended August 31, 2026, the following Funds deferred late year losses in the following amounts:

Internet Fund	Small Cap Growth Fund	Discovery Fund
$1,014,214	$ —	$ —

The Funds did not pay distributions during the fiscal year ended August 31, 2025. The tax character of distributions paid during the fiscal year ended August 31, 2026 were as follows:

	Year Ended August 31, 2026
	Ordinary Income	Short-Term Capital Gains	Total Distributions
Internet Fund	$—	$1,290,848	$1,290,848
Small Cap Growth Fund	—	—	—
Discovery Fund	82,383	—	82,383

Reclassification Adjustments: GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2026, there were no reclassifications to capital and distributable earnings in the Funds.

20

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
NOTE 6 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management, with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation compensates the Adviser for its management services based on an annual rate of 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million.
Effective June 1, 2021, the Corporation compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 0.90% of annual average net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.80% of annual average daily net assets over $250 million.
The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% for Investor Class shares’ average daily net assets through at least January 5, 2027. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2026, the Adviser did not waive any fees with respect to the Internet Fund.
Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund), the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Small Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’s average daily net assets through at least January 5, 2027. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2026, fees of $77,751 were waived by the Adviser with respect to the Small Cap Growth Fund.
Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’s average daily net assets through at least January 5, 2027. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2026, fees of $130,584 were waived by the Adviser with respect to the Discovery Fund. The amounts below are eligible for recoupment by the Adviser; however, the Adviser has not begun recouping as of August 31, 2026.
The following is a schedule of when fees may be recouped:

Internet Fund	Small Cap Growth Fund	Discovery Fund	Expiration
$ —	$56,241	$117,505	August 31, 2027
—	60,545	123,331	August 31, 2028
—	77,751	130,584	August 31, 2029
$—	$194,537	$371,420

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and an indirect wholly owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

21

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
NOTE 7 – DISTRIBUTION AND SERVICE PLAN
The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Investor Class shares of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Investor Class shares of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. Effective September 1, 2016 through October 25, 2024, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Internet Fund, the Board approved an amended and restated Internet Fund Plan to reduce the Internet Fund Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The Internet Fund incurred $120,652 in expenses pursuant to the Internet Fund Plan for the fiscal year ended August 31, 2026.
The Corporation, on behalf of the Small Cap Growth Fund and Discovery Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth and Discovery Funds make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds on an annual basis. Effective September 1, 2016 through October 25, 2024, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds. On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Small Cap Growth and Discovery Funds, the Board approved an amended and restated Plan, which reduced Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $10,148 and the Discovery Fund incurred $17,063 in expenses pursuant to the Plan for the fiscal year ended August 31, 2026.
NOTE 8 – INDUSTRY CONCENTRATION RISK
Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
Science and Technology Risk: The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Discovery Fund to special risks. For example, rapid advances in science and technology might cause

22

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
existing products to become obsolete, and the Funds’ returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
NOTE 9 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the securities in their portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% (for loans of U.S. securities) or 105% (for loans of foreign securities) of the market value of the securities loaned. The Funds have the right under the terms of the lending agreement to recall the securities from the borrower on demand.
The borrower of any securities will pay the Funds any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand.
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Funds may lose money.
The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of August 31, 2026, the following Funds had equity securities on loan which are presented gross on the Statement of Assets and Liabilities:

	Market Value	Collateral Value	Type of Collateral	Remaining Contractual Maturity
Internet Fund	$2,568,856	$2,655,717	Government Money Market	Overnight and Continuous
Small Cap Growth Fund	950,690	1,022,361	Government Money Market	Overnight and Continuous
Discovery Fund	1,095,429	1,133,848	Government Money Market	Overnight and Continuous

The fees and interest income earned through the securities lending program are reflected in the Statement of Operations. The collateral values pledged from the counterparty as of the end of the reporting period exceed the values of securities out on loan.
NOTE 10 – SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events after August 31, 2026 and through the date of issuance, and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

23

JACOB FUNDS INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Discovery Fund and Board of Directors of Jacob Funds Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Discovery Fund (the “Funds”), each a series of Jacob Funds Inc., as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended August 31, 2022, was audited by other auditors whose report dated October 27, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

24

JACOB FUNDS INC.
ADDITIONAL TAX INFORMATION
August 31, 2026 (Unaudited)
For the year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	39.91%
Small Cap Growth Fund	0.00%
Discovery Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2026 is as follows:

Internet Fund	6.43%
Small Cap Growth Fund	0.00%
Discovery Fund	11.78%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	100.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2026:

Internet Fund	$0.00
Small Cap Growth Fund	$0.00
Discovery Fund	$0.00

25

JACOB FUNDS INC.
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The registrant has posted its code of ethics on its Internet website: https://jacobam.com/resources/reports/index.html.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Funds Inc.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	11/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	11/6/2026

By (Signature and Title)	/s/ Hayden Cook
Hayden Cook, Treasurer/Principal Financial Officer

Date	11/6/2026

* Print the name and title of each signing officer under his or her signature.